Gains (losses) on disposal and expenses on non-current assets held for sale not classified as discontinued operations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gains Losses On Disposal And Expenses On Non-current Assets Held For Sale Not Classified As Discontinued Operations
Net constitution of reversal of provision of non-financial assets	R$ 26,595	R$ 79,024	R$ 29,707
Result on the Sale of non-financial assets	117,897	54,272	32,260
Operating expenses of non-financial assets	(43,389)	(27,260)	(16,772)
Total	R$ 101,103	R$ 106,036	R$ 45,195